Pension Plans and Other Post-Retirement Benefits - Schedule of Actuarial Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Canada
To determine defined benefit obligation at end of year:
Discount rate for pension plans	5.00%	4.70%
To determine net benefit expense for year:
Discount rate for pension plans	4.70%	4.60%
Health care trend rates:
Initial health care trend rate	4.93%	5.02%
Ultimate health care trend rate	4.00%	4.00%
Year ultimate health care trend rate reached	2040	2040
Mortality rates:
Average duration (in years) of pension obligation		13 years 7 months 6 days
Rate of compensation increase	2.70%	2.80%
Rate of compensation increase	2.80%	2.70%
United States
To determine defined benefit obligation at end of year:
Discount rate for pension plans	5.55%	5.70%
To determine net benefit expense for year:
Discount rate for pension plans	5.70%
Health care trend rates:
Initial health care trend rate	8.00%	7.00%
Ultimate health care trend rate	5.00%	5.00%
Year ultimate health care trend rate reached	2038	2033
Mortality rates:
Average duration (in years) of pension obligation		9 years 7 months 6 days
UNITED KINGDOM
To determine net benefit expense for year:
Discount rate for pension plans		5.35%
Bottom of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.00%	0.00%
To determine net benefit expense for year:
Pension increases	0.00%	0.00%
Top of range | Canada
To determine defined benefit obligation at end of year:
Pension increases	0.20%	0.20%
To determine net benefit expense for year:
Pension increases	0.20%	0.20%
Male - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	24	24
Male - Individuals currently at age 65 | United States
Mortality rates:
Life expectancy (in years) for individuals	22	22
Female - Individuals currently at age 65 | Canada
Mortality rates:
Life expectancy (in years) for individuals	25	25
Female - Individuals currently at age 65 | United States
Mortality rates:
Life expectancy (in years) for individuals	24	23
Male - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	25	25
Male - At 65 for individuals currently at age 45 | United States
Mortality rates:
Life expectancy (in years) for individuals	23	23
Female - At 65 for individuals currently at age 45 | Canada
Mortality rates:
Life expectancy (in years) for individuals	26	26
Female - At 65 for individuals currently at age 45 | United States
Mortality rates:
Life expectancy (in years) for individuals	25	25